Accounts Payable	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE 10 – ACCOUNTS PAYABLE

Accounts payable are summarized as follow:

	As of
	December 31, 2019	December 31, 2018
Procurement of Materials	$14,248,095	$13,531,408
Infrastructure& Equipment	381,843	1,335,054
Freight fee	83,070	104,982
Total	$14,713,008	$14,971,444